OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

NOTE 14 — OTHER NON-CURRENT ASSETS

As of December 31, 2021, other non-current assets amounting to $501,750 (2020- $516,296) consists of a deposit on a proposed acquisition of University of Antelope Valley.